TCW/DW EMERGING MARKETS OPPORTUNITIES TRUST
                     Two World Trade Center
                   New York, New York  10048
                         (212) 392-1600



                                        March 10.1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  Rule 24f-2 Notice for TCW/DW Emerging Markets Opportunities
     Trust (File No. 811-8240)

Dear Sir or Madam:

     Pursuant to Rule 24f-2 under the Investment Company Act of
1940, we are electronically transmitting via Edgar for filing the following items in connection with our previous registration of an indefinite number of shares of this Fund:

          1.   A copy of the Rule 24f-2 Notice
          containing information required pursuant to the Rule.




                                        Very truly yours,
                                        /s/Barry Fink
                                        Barry Fink
                                        Vice President and
                                        Secretary


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